Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Transactions with Related Parties - Balance Sheets (Table)

Balance Sheet

	December 31, 2019	December 31, 2020
Due from related parties
Oceanbulk Maritime and its affiliates (d)	$327	$426
Interchart (a)	11	3
AOM (l)	195	-
Starocean (j)	41	34
Coromel Maritime Limited (m)	-	1
Product Shipping & Trading S.A.	16	17
Due from related parties	$590	$481

Due to related parties
Management and Directors Fees (b)	$246	$252
Sydelle (i)	19	-
Augustea Technoservices Ltd. and affiliates (f)	2,879	1,187
Coromel Maritime Limited (m)	873	-
Due to related parties	$4,017	$1,439

Transactions with Related Parties - Statements of Operations (Table)

Statements of Operations

	Years ended December 31,
	2018	2019	2020
Voyage revenues:
Voyage revenues-profit sharing agreement-Sydelle (h)	(875)	-	-
Voyage expenses:
Voyage expenses-Interchart (a)	$(3,400)	(3,850)	(3,780)
Voyage expenses- Augustea Technoservices Ltd. and affiliates (f)	-	-	-95
General and administrative expenses:
Consultancy fees (b)	(534)	(655)	(598)
Directors compensation (b)	(159)	(179)	(179)
Office rent - Combine Marine Ltd. & Alma Properties (c)	(41)	(39)	(40)
General and administrative expenses - Oceanbulk Maritime and its affiliates (d)	(322)	(324)	(268)
Management fees:
Management fees- Augustea Technoservices Ltd. and affiliates (f)	(2,309)	(6,564)	(6,588)
Management fees- Songa Shipmanagement Ltd. (g)	(376)	(32)	-
Charter-in hire expenses:
Charter - in hire expenses - AOM (l)	-	(2,589)	(5,442)
Charter - in hire expenses - Sydelle (i)	-	(5,505)	(540)
Charter - in hire expenses - Coromel (m)	-	(5,723)	(249)
Charter - in hire expenses - Eagle Bulk (n)	-	(1,908)	-